Segment Reporting - Operating Income (Loss) (Detail) - USD ($) $ in Thousands		3 Months Ended		4 Months Ended	9 Months Ended
	May 08, 2019	Sep. 30, 2020	Sep. 30, 2019	May 08, 2019	Sep. 30, 2020	Sep. 30, 2019
Segment Reporting Information [Line Items]
Equity income (loss)		$ 24,392	$ 21,514		$ 62,048	$ (46,423)
Operating Income (Loss)		11,384	(130,389)		288,784	25,306
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)		69,597	71,611		160,924	215,649
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)		69,597	72,112		160,924	216,799
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)		0	(501)		0	(1,150)
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)		(29,193)	(4,873)		183,919	32,275
Teekay Parent
Segment Reporting Information [Line Items]
Operating Income (Loss)		(29,020)	(197,127)		(56,059)	(222,618)
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)		(20,586)	(194,415)		(44,394)	(212,959)
Teekay Parent | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Operating Income (Loss)		$ (8,434)	$ (2,712)		$ (11,665)	(9,659)
Teekay Offshore [Member]
Segment Reporting Information [Line Items]
Equity income (loss)				$ 3,100
Equity Method Investment, Other than Temporary Impairment						64,900
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 8,900
Teekay Offshore [Member]
Segment Reporting Information [Line Items]
Equity Method Investment, Other than Temporary Impairment						64,900
Equity Method Investment, Realized Gain (Loss) on Disposal						$ 8,900